Stockholders’ Deficit (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders’ Deficit (Details) [Line Items]
Preferred stock shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Percentage of common stock	20.00%	20.00%
Warrants exercise price per share (in Dollars per share)		$ 11.5
Expire year	5 years	5 years
Initial business combination, description	In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the completion of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company completes the initial Business Combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, the $18.00 per share redemption trigger prices described below under “Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00” to be equal to 180% of the higher of the Market Value and the Newly Issued Price described below under “Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00” will be adjusted (to the nearest cent) to be equal to the higher of the Market Value and the Newly Issued Price.	In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the completion of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company completes the initial Business Combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, the $18.00 per share redemption trigger prices described below under “Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00” to be equal to 180% of the higher of the Market Value and the Newly Issued Price described below under “Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00” will be adjusted (to the nearest cent) to be equal to the higher of the Market Value and the Newly Issued Price.
Redemption of public warrants price per share (in Dollars per share)	$ 18	$ 18
Warrants, description	Once the warrants become exercisable, the Company may call the outstanding warrants for redemption (except as described herein with respect to the Private Placement Warrants):• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and• if, and only if, the last reported sale price of Class A common stock for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders (the “Reference Value”) equals or exceeds $18.00 per share (as adjusted).	Once the warrants become exercisable, the Company may call the outstanding warrants for redemption (except as described herein with respect to the Private Placement Warrants):• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and• if, and only if, the last reported sale price of Class A common stock for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders (the “Reference Value”) equals or exceeds $18.00 per share (as adjusted).
Perferred stock issued
Perferred stock outstanding
Public Warrants [Member]
Stockholders’ Deficit (Details) [Line Items]
Shares issued	14,375,000	14,375,000	14,375,000
Private Placement Warrants [Member]
Stockholders’ Deficit (Details) [Line Items]
Shares issued		11,125,000	11,125,000
Warrants exercise price per share (in Dollars per share)	$ 1	$ 1
Warrants [Member]
Stockholders’ Deficit (Details) [Line Items]
Warrants exercise price per share (in Dollars per share)	$ 11.5
Class A Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock authorized	500,000,000	500,000,000	500,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock issued	10,608,178	28,750,000	28,750,000
Common stock outstanding	10,608,178	28,750,000	28,750,000
Shares issued	10,608,178
Redemption of public warrants price per share (in Dollars per share)	$ 0.03
Redemption price per share (in Dollars per share)	$ 10.37
Class B Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock authorized	50,000,000	50,000,000	50,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock outstanding	7,187,500
Common stock issued	7,187,500	7,187,500	7,187,500
Common stock outstanding	7,187,500	7,187,500	7,187,500
Outstanding shares		7,187,500
Common stock shares subject to forfeiture		937,500
Shares issued	7,187,500
Stockholders [Member]
Stockholders’ Deficit (Details) [Line Items]
Stockholders elected to redeem shares	18,141,822
Redemption price per share (in Dollars per share)	$ 10.37
Redemption amount (in Dollars)	$ 188,132,132
Redemption balance in trust account (in Dollars)	$ 110,058,882
Stockholders [Member] | Class A Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock issued	10,608,178
Common stock outstanding	10,608,178
Stockholders [Member] | Class B Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock issued	7,187,500
Common stock outstanding	7,187,500